DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jan. 31, 2019
DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment

Estimated
Description	Useful Life
Furniture	5 - 7
Laboratory equipment	3 - 5
Computer and equipment	3 - 5